Note 16 - Tangible assets (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Breakdown By Typology LineItems
Material Tangible Assets	€ 8,796,000,000	€ 9,816,000,000
Real State Investments	261,000,000	252,000,000
Fully amortized tangible assets in use	9,057,000,000	10,068,000,000
For Own Use Tangible Assets [Member]
Breakdown By Typology LineItems
Material Tangible Assets	8,578,000,000	9,554,000,000
Land And Buildings [Member]
Breakdown By Typology LineItems
Material Tangible Assets	5,584,000,000	6,001,000,000
Work In Progress Member [Member]
Breakdown By Typology LineItems
Material Tangible Assets	63,000,000	56,000,000
Furniture Fixtures And Vehicles [Member]
Breakdown By Typology LineItems
Material Tangible Assets	5,954,000,000	6,351,000,000
Use Rights [Member]
Breakdown By Typology LineItems
Material Tangible Assets	3,382,000,000	3,516,000,000
Real State Investments	83,000,000	101,000,000
Accumulated Depreciation [Member]
Breakdown By Typology LineItems
Material Tangible Assets	(5,957,000,000)	(5,969,000,000)
Real State Investments	(16,000,000)	(24,000,000)
Impairment [Member]
Breakdown By Typology LineItems
Material Tangible Assets	(447,000,000)	(402,000,000)
Real State Investments	(38,000,000)	(39,000,000)
Tangible Assets Leased out under an operating lease Member [Member]
Breakdown By Typology LineItems
Material Tangible Assets	217,000,000	263,000,000
Assests Leased Out Under An Operating Lease [Member]
Breakdown By Typology LineItems
Material Tangible Assets	280,000,000	337,000,000
Accumulated Depreciation Leased Assets [Member]
Breakdown By Typology LineItems
Material Tangible Assets	(62,000,000)	(74,000,000)
Impairment Leased Assets [Member]
Breakdown By Typology LineItems
Material Tangible Assets	0	0
Investment Property Leased Out [Member]
Breakdown By Typology LineItems
Real State Investments	228,000,000	211,000,000
Other [Member]
Breakdown By Typology LineItems
Real State Investments	€ 3,000,000	€ 4,000,000